Consolidate Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations			$ (625,318)	$ (525,661)	$ (463,694)
Net (loss) income	$ 2,376	$ (51,261)	(625,318)	(530,661)	231,304
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	67,236	80,447	310,883	280,749	365,959
Amortization and write-off of original issue discount and deferred financing cost	7,139	4,716	22,732	19,844	22,239
Amortization of content costs	10,730	15,904	38,283	243,450	52,371
Impairment charges		3,050	220,477	2,478
Loss (gain) on disposal and impairment of assets	(2,539)	37	(12,471)	17,969	13,523
Gain on business acquisition and deconsolidation		(30,999)	(30,999)
Equity-based compensation expense	16,491	7,771	91,271	101,188	149,138
Change in fair value of contingent liabilities	4,572	(11)	(3,671)	3,089	(1,768)
Change in fair value of equity investments with and without readily determinable fair value	(5,205)	2,809	316	11,759	(67,318)
Change in fair value of financial instruments	16,482	(6,768)	(3,486)	35,175	1,211
Equity losses from affiliates	15,471	11,794	260,094	392,656	48,359
Net provision (benefit) for allowance for doubtful accounts	(352)	9,124	38,542	256	7,200
Net loss (gain) on foreign currency transactions	(2,966)	(477)	9,047	(3,269)	4,257
Distributions from affiliates	1,202	931	9,405	25,516	22,820
Income taxes	(4,782)	37,968	(13,401)	(48,466)	41,359
Other, net	88	152	2,225	6,187	4,491
Changes in operating assets and liabilities - net of acquisitions:
(Increase)/decrease in receivables	(76,788)	79,630	313,989	(41,893)	(190,877)
(Increase)/decrease in other current assets	12,578	(46,842)	59,041	22,208	(54,351)
Increase in other assets	(189,401)	(106,552)	(268,918)	(172,914)	(272,693)
(Increase)/decrease in deferred costs	41,390	103,056	80,984	(21,421)	(92,875)
(Decrease)/increase in deferred revenue	51,170	(100,048)	(43,252)	(30,621)	259,462
Increase/(decrease) in accounts payable and accrued liabilities	(19,196)	89,599	(87,489)	46,082	234,546
Decrease in other liabilities	(16,526)	(11,508)	(207,066)	33,542	37,772
Net cash provided by operating activities from continuing operations			161,218	397,903	121,131
Net cash provided by (used in) operating activities	(70,830)	92,522
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	(425)	(306,746)	(317,929)	(5,396)	(440,310)
Purchases of property and equipment	(9,313)	(25,574)	(71,651)	(135,436)	(187,882)
Maturity of short-term investment					120,000
Proceeds from sale of assets	16,513		113,026	210,253	399,177
Investments in affiliates	(954)	(16,739)	(37,644)	(27,109)	(68,763)
Other, net	1,789	(2,720)	(1,594)	3,771	12,969
Net cash (used in) provided by investing activities from continuing operations			(315,792)	46,083	(164,809)
Net cash (used in) provided by investing activities	7,610	(351,779)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	132,982	661,258	1,218,270	973,051	601,500
Payments on borrowings	(193,669)	(272,234)	(568,733)	(581,749)	(568,292)
Payments under equity buyback				(44,014)	(46,246)
Contributions				470,587	425,049
Distributions	(5,173)	(62,781)	(123,173)	(120,975)	(21,700)
Redemption of units	(7,177)	(5,056)	(53,856)	(512,701)	(365,881)
Acquisition of redeemable and nonredeemable non-controlling interests				(537,689)	(1,500)
Payments of contingent consideration related to acquisitions	(1,778)	(2,320)	(2,320)	(71,392)	(7,684)
Other, net	(3,028)	(4,983)	(16,199)	(3,258)	(3,630)
Net cash provided by (used in) financing activities from continuing operations			453,989	(428,140)	11,616
Net cash provided by (used in) financing activities	(77,843)	313,884
DISCONTINUED OPERATIONS:
Net cash provided by (used in) operating activities			0	(5,000)	36,544
Net cash used in investing activities			0	0	(6,951)
Net cash used in financing activities			0	0	(64)
Net cash flows provided by (used in) discontinued operations			0	(5,000)	29,529
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,171)	(6,022)	4,845	(5,709)	(3,978)
(Decrease)/increase in cash, cash equivalents and restricted cash	(142,234)	48,605	304,260	5,137	(6,511)
Cash, cash equivalents and restricted cash at beginning of year	1,190,333	886,073	886,073	880,936	887,447
Cash, cash equivalents and restricted cash at end of period	$ 1,048,099	$ 934,678	$ 1,190,333	$ 886,073	$ 880,936